UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [X]; Amendment Number: 001

This Amendment (Check only one.):[X] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      201 Main Street, Suite 1555
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas October 19, 2009

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total:  $80,013 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                         FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
***BARCLAYS BK PLC            COMMON            06739H255   2782  89400       SH       SOLE                 89400       0     0
***HERITAGE OIL CORP          COMMON            426928305   596   76500       SH       SOLE                 76500       0     0
***KIRKLAND LAKE GOLD         OTC IS            49740P106   697   81000       SH       SOLE                 81000       0     0
***LAKE SHORE GOLD CORP       OTC IS            510728108   268   100000      SH       SOLE                 450000      0     0
***OSISKO MINING CORPORATION  OTC IS            688278100   968   130000      SH       SOLE                 130000      0     0
***TRANSATLANTIC PETROLEUM    COMMON            893522201   1904  800000      SH       SOLE                 800000      0     0
***VITRAN CORP INC. CL A      COMMON            92850e107   111   12300       SH       SOLE                 12300       0     0
ASPENBIO PHARMA INC           OTC IS            045346103   743   364232      SH       SOLE                 364232      0     0
BUFFALO WILD WINGS            OTC IS            119848109   2081  50000       SH       SOLE                 50000       0     0
CALGON CARBON CORP.           COMMON            129603106   2966  200000      SH       SOLE                 200000      0     0
CASH AMERICA INVESTMENTS      COMMON            14754D100   6623  219585      SH       SOLE                 219585      0     0
CLEVELAND CLIFFS INC.W/WAR.   COMMON            18683K101   1133  35000       SH       SOLE                 35000       0     0
CONTINENTAL RESOURCES         OTC IS            212015101   983   25089       SH       SOLE                 25089       0     0
CRUSADER ENERGY GROUP INC     OTC IS            228834107   15    493800      SH       SOLE                 493800      0     0
DISCOVERY COMMUNICATIONS      COMMON            25470F104   2022  70000       SH       SOLE                 70000       0     0
EASTERN PLATINUM LTD          OTC IS            276855103   542   1000000     SH       SOLE                 1000000     0     0
EMERGENCY MED SVCS            COMMON            29100P102   4190  90099       SH       SOLE                 90099       0     0
EMULEX CORP.                  OTC               292475209   1544  150000      SH       SOLE                 150000      0     0
ENCORE ACQUISITION CO         COMMON            29255W100   2569  68692       SH       SOLE                 68692       0     0
EXCO RESOURCES INC.           OPTIONS           269279402   935   50000       SH       SOLE                 50000       0     0
EXIDE TECHNOLOGIES            OTC IS            302051206   2860  358800      SH       SOLE                 358800      0     0
IDEATION ACQUISITION CORP.    COMMON            451665103   1574  200000      SH       SOLE                 200000      0     0
IDEATION ACQUISITION CORP.    COMMON            451665111   169   100000      SH       SOLE                 100000      0     0
INVERNESS MED TECHNOLOGY      COMMON            46126P106   6197  160000      SH       SOLE                 160000      0     0
JOSEPH A BANK CLOTHIERS       OTC IS            480838101   1723  50000       SH       SOLE                 50000       0     0
LENDER PROCESSING SVCS        COMMON            52602E102   3817  100000      SH       SOLE                 100000      0     0
MARINER ENERGY INC.           COMMON            56845T305   2127  150000      SH       SOLE                 150000      0     0
MILLICOM INTERNATIONAL        OTC IS            L6388F110   3273  45000       SH       SOLE                 45000       0     0
NII HOLDINGS INC              BONDS             62913FAJ1   3142  3596000     SH       SOLE                 3596000     0     0
NII HOLDINGS INC              OTC IS            62913F201   2405  80000       SH       SOLE                 80000       0     0
NIKO RESOURCES LTD            OTC IS            653905109   5530  70600       SH       SOLE                 70600       0     0
PALADIN RESOURCES LTD         OTC IS            Q7264T104   3184  800000      SH       SOLE                 800000      0     0
PENN OCTANE CORP.             OTC IS            707573101   155   1034717     SH       SOLE                 1034717     0     0
PRICESMART INC.               OTC IS            741511109   1511  80600       SH       SOLE                 80600       0     0
RADNET INC                    OTC IS            750491102   1489  574784      SH       SOLE                 574784      0     0
SUN HEALTHCARE GROUP INC.     OTC IS            866933401   1555  180000      SH       SOLE                 180000      0     0
TITAN INTERNATIONAL           COMMON            88830M102   1817  204201      SH       SOLE                 204201      0     0
VAALCO INERGY INC.            OTC IS            91851C201   920   200100      SH       SOLE                 200100      0     0
VERMILLION INC.               OTC IS            92407M206   270   20000       SH       SOLE                 20000       0     0
W AND T OFFSHORE              COMMON            92922P106   1660  141800      SH       SOLE                 141800      0     0
    Page Column Totals                                      80013